Related Party Transactions - Affiliated Financing Agreements (Details) (USD $)			12 Months Ended											0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ING V Facility Loan Agreement	Dec. 31, 2012 ING V Facility Loan Agreement	Dec. 31, 2011 ING V Facility Loan Agreement	Dec. 31, 2013 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2012 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2011 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2007 ING V Notes Payable Loan Agreement, 2007	Dec. 31, 2012 ING V Notes Payable 2.54% Lion Connecticut Holdings Note, Due 2016	Apr. 13, 2012 ING V Notes Payable 2.54% Lion Connecticut Holdings Note, Due 2016	Dec. 31, 2013 ING Bank and ING V	Dec. 31, 2012 ING Bank and ING V	Jul. 05, 2013 Notes Payable ING V 2.54% Lion Connecticut Holdings Note, Due 2016	Dec. 31, 2013 Interest Rate Swap ING Bank and ING V	Dec. 31, 2012 Interest Rate Swap ING Bank and ING V	Dec. 31, 2013 Stock Option ING Bank and ING V	Dec. 31, 2012 Stock Option ING Bank and ING V
Debt Instrument [Line Items]
Interest expense			$ 0	$ 0	$ 32,100,000	$ 5,600,000	$ 12,500,000	$ 1,800,000
Proceeds from additional debt borrowings					263,000,000
Borrowings contributed by affiliate					4,000,000,000
Borrowings contributed by affiliate, fair value					4,000,000,000
Debt instrument, face amount									500,000,000.0
Long-term debt	3,514,700,000	4,043,700,000								500,000,000
Debt cancellation amount														150,000,000
Variable rate basis, term						3 months
Description of variable rate basis						LIBOR
Fixed rate on notes	2.25%										2.54%
Derivative, Notional Amount												$ 518,900,000	$ 2,100,000,000		$ 328,800,000	$ 1,900,000,000	$ 190,100,000	$ 265,700,000